Equity - Share Repurchase Program (Details) - USD ($) $ / shares in Units, $ in Thousands		12 Months Ended
	Jun. 18, 2024	Dec. 31, 2024
Equity
Authorized period for share repurchase program	5 years
Aggregate number of ordinary shares authorized for repurchase	37,776,463
Authorized percentage of issued capital for share repurchase program	20.00%
Shares repurchased		598,207
Shares repurchased, total consideration		$ 2,428
Share repurchase price per share		$ 4.06